Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Schedule of goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
Acquisition cost as of 1 January 2020	6 435	9 466	15 901
Translation differences	(331)	(359)	(690)
Additions	–	39	39
Acquisitions through business combinations(1)	78	72	150
Disposals and retirements	–	(31)	(31)
Acquisition cost as of 31 December 2020	6 182	9 187	15 369
Accumulated amortization and impairment charges as of 1 January 2020	(908)	(7 037)	(7 945)
Translation differences	–	256	256
Impairment charges	(200)	(9)	(209)
Disposals and retirements	–	28	28
Amortization	–	(472)	(472)
Accumulated amortization and impairment charges as of 31 December 2020	(1 108)	(7 234)	(8 342)
Net book value as of 1 January 2020	5 527	2 429	7 956
Net book value as of 31 December 2020	5 074	1 953	7 027
Acquisition cost as of 1 January 2021	6 182	9 187	15 369
Translation differences	307	325	632
Additions	–	15	15
Acquisitions through business combinations(1)	63	24	87
Disposals and retirements	–	(52)	(52)
Acquisition cost as of 31 December 2021	6 552	9 499	16 051
Accumulated amortization and impairment charges as of 1 January 2021	(1 108)	(7 234)	(8 342)
Translation differences	(13)	(243)	(256)
Disposals and retirements	–	47	47
Amortization	–	(449)	(449)
Accumulated amortization and impairment charges as of 31 December 2021	(1 121)	(7 879)	(9 000)
Net book value as of 1 January 2021	5 074	1 953	7 027
Net book value as of 31 December 2021	5 431	1 620	7 051

(1)   In 2021, Nokia acquired 100% ownership interest in Zyzyx. In 2020, Nokia acquired 100% ownership interest in Elenion Technologies. Goodwill of these acquisitions was allocated to the Network Infrastructure operating segment.

Schedule of intangible assets by type

EURm	2021	2020
Customer relationships	1 178	1 401
Patents and licenses	183	232
Technologies and IPR&D	133	155
Tradenames and trademarks	47	90
Other	79	75
Total	1 620	1 953

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which includes the acquired technology EUR 24 million in 2021 (EUR 72 million in 2020).